Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 subsidiary	Dec. 31, 2011
Other non-current assets
Pledged financial assets	$ 288	$ 286
Shares and participations	57	143
Derivatives (including embedded derivatives)	144	105
Restricted cash	80	103
Loans granted	58	52
Other	149	115
Total financing receivables, net	$ 776	$ 804
Number of subsidiaries subject to capital reduction	2